Share-Based Compensation - Summary of Status of Nonvested Shares Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Nonvested, Beginning Balance	100	58
Number of Shares, Early exercises		100
Number of Shares, Vested	(63)	(58)
Number of Shares Nonvested, Ending Balance	37	100
Nonvested Common Stock Liability, Beginning Balance	$ 204	$ 64
Nonvested Common Stock Liability, Early exercises		200
Nonvested Common Stock Liability, Vested	(117)	(60)
Nonvested Common Stock Liability, Ending Balance	$ 87	$ 204